Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 37,360,929	$ 23,466,286
Less: allowance for credit losses	(2,386,938)
Accounts receivable, net	$ 34,973,991	$ 23,466,286